Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
Disaggregation Of Revenue
The majority of the Company's revenues are derived from the sale of physical power, capacity and environmental attributes, leasing of power facilities, and from asset optimization activities, which the Company disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers
Power and other(3)	28	207	395	24	—	—	654
Environmental attributes	—	28	—	—	—	—	28
Revenue from contracts with customers	28	235	395	24	—	—	682
Revenue from leases(4)	—	—	19	—	—	—	19
Revenue from derivatives and other trading activities	—	(25)	(118)	138	211	4	210
Merchant revenue and other(3)(5)	355	95	813	547	—	—	1,810
Total revenue	383	305	1,109	709	211	4	2,721

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	28	2	23	—	—	53
Over time	28	207	393	1	—	—	629
Total revenue from contracts with customers	28	235	395	24	—	—	682
(1) This segment includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal. Refer to Note 1 for further details.
(2) This segment includes the segment previously known as Centralia and the facilities not converted to gas previously in the Alberta Thermal. Refer to Note 1 for further details.
(3) The Alberta PPAs for certain facilities included in the Hydro, Gas and Energy Transition segments with the Balancing Pool expired at Dec. 31, 2020. These facilities began operating on a merchant basis in the Alberta market on Jan. 1, 2021.
(4) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(5) Includes merchant revenue, government incentives and other miscellaneous.

Year ended Dec. 31, 2020	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers
Power and other	141	238	465	156	—	—	1,000
Environmental attributes	—	23	—	—	—	—	23
Revenue from contracts with customers	141	261	465	156	—	—	1,023
Revenue from leases(3)	—	—	123	—	—	—	123
Revenue from derivatives and other trading activities	—	(2)	(8)	283	122	12	407
Merchant revenue and other(4)	11	70	207	265	—	(5)	548
Total revenue	152	329	787	704	122	7	2,101

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	25	7	26	—	—	58
Over time	141	236	458	130	—	—	965
Total revenue from contracts with customers	141	261	465	156	—	—	1,023
(1) This segment includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal. Refer to Note 1 for further details.
(2) This segment includes the segment previously known as Centralia and the facilities not converted to gas previously in the Alberta Thermal. Refer to Note 1 for further details.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue, government incentives and other miscellaneous.

Year ended Dec. 31, 2019	Hydro	Wind and Solar	Gas(1)	Energy Transition(2)	Energy Marketing	Corporate and Other	Total
Revenues from contracts with customers
Power and other	142	221	497	185	—	—	1,045
Environmental attributes	—	23	—	—	—	—	23
Revenue from contracts with customers	142	244	497	185	—	—	1,068
Revenue from leases(3)	—	—	130	—	—	—	130
Revenue from derivatives and other trading activities	—	18	(15)	160	129	4	296
Merchant revenue and other(4)	14	50	239	560	—	(10)	853
Total revenue	156	312	851	905	129	(6)	2,347

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	27	5	46	—	—	78
Over time	142	217	492	139	—	—	990
Total revenue from contracts with customers	142	244	497	185	—	—	1,068
(1) This segment includes the segments previously known as Australian Gas and North American Gas and the gas generation assets from the segment previously known as Alberta Thermal. Refer to Note 1 for further details.
(2) This segment includes the segment previously known as Centralia and the facilities not converted to gas previously in the Alberta Thermal. Refer to Note 1 for further details.
(3) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases.
(4) Includes merchant revenue, government incentives and other miscellaneous.

Changes In Contract Liabilities	The Company has recognized the following revenue-related contract liabilities:

Contract liabilities	2021	2020
Balance, beginning of the year	15	15
Amounts transferred to revenue included in opening balance	(1)	(1)
Consideration received	8	1
Increases due to amounts billed to customers	—	2
Changes in transaction price	11	—
Performance obligations satisfied	(1)	(2)
Balance, end of year	32	15
Current portion	19	1
Long-term portion	13	14